Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fixed payments and variable payments that depend on an index or rate:
Operating lease costs	$ 1,719	$ 2,887
Variable lease cost (included in the operating lease costs)	81	54
Operating lease right-of-use assets	10,515	12,377
Operating lease liabilities	$ 9,843	$ 11,606
Weighted average remaining lease term	3 years 7 months 6 days	2 years 8 months 12 days
Weighted average discount rate	15.68%	12.29%
Amortization of right of use assets	$ 118	$ 273
Interest on lease liabilities	9	10
Total	127	283
Equipment Leases [Member]
Fixed payments and variable payments that depend on an index or rate:
Operating lease costs	373	646
Operating cash flows	448	705
Office and Operational Spaces Lease Expenses [Member]
Fixed payments and variable payments that depend on an index or rate:
Operating lease costs	1,225	2,090
Operating cash flows	1,441	2,037
Vehicle Lease Expenses [Member]
Fixed payments and variable payments that depend on an index or rate:
Operating lease costs	121	151
Operating cash flows	$ 143	$ 150